Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Balance sheet accounts		¥ 7.0999	$ 1	¥ 6.8972
Average translation amount		¥ 7.0809	1	¥ 6.729
Security deposit, percentage	1.00%					1.00%
Allowance for doubtful debt	$ 133,805		59,444
Estimated useful lives, term	10 years					10 years
Revenue	$ 146,554		161,372		$ 2,262,449
Tax benefit percentage	50.00%	50.00%
Value added tax rate	6.00%	6.00%
Tax profit	10.00%	10.00%
Surplus fund	50.00%	50.00%
Impairment loss of short-term investments
Loan recommendation service fees [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					1,177,822
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumer loan	$ 4,342					¥ 30,000
Loan term ranges	1 year					1 year
Commission percentage	1.50%	1.50%
Recognizes revenue, percentage	1.75%	1.75%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumer loan	$ 11,579					¥ 80,000
Loan term ranges	4 years					4 years
Commission percentage	2.00%	2.00%
Recognizes revenue, percentage	3.00%	3.00%
VIE subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 146,554		$ 161,372		$ 928,565
VIE subsidiaries [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Recognizes revenue, percentage			0.30%	0.30%
VIE subsidiaries [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Recognizes revenue, percentage			0.50%	0.50%